Reconciliation of Activity in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts, Current [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 2,067	$ 7,921	$ 7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries		(1,683)	(908)
Recoveries, net of write-offs	155
Balance at end of period	$ 1,408	$ 2,067	$ 7,921